Discontinued Operations and Divestitures (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains on divestiture and license	$ 0.9	$ 0.7	$ 13.8	$ 1.4	$ 2.9	$ 2.9	$ 11.1
Mallinckrodt Baker
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Additional gain (loss) related to discontinued operations					1.0	(6.7)	(6.3)
Oxymorphone ER
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Upfront cash received			4.0
Gains on divestiture and license			11.7
Contractually obligated future cash receipts			8.0
Tussi Caps
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Upfront cash received							11.5
Gains on divestiture and license					2.9	2.9	11.1
Tussi Caps | Introduction of Competitive Generic Product
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent gains related to divestiture							11.5
Tussi Caps | Sales Target
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent gains related to divestiture							$ 1.0